Additional Information: Condensed Financial Statements of the Company (Tables)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Statements of Comprehensive Income/(Loss) of the Parent Company

Condensed statements of comprehensive income/(loss) of the parent company

	Years ended December 31,
(Amounts expressed in thousands of US$ except for number of shares and per share data)	2019	2020	2021
Operating expenses	(1,299)	(50,638)	(10,399)
Loss before income tax	(1,495)	(50,925)	(10,266)
Income/(loss) from subsidiaries and former VIEs	6,702	(12,490)	(35,775)
Net income/(loss)	5,207	(63,415)	(46,041)

Condensed Balance Sheets of the Parent Company

Condensed balance sheets of the parent company

	Years ended December 31,
(Amounts expressed in thousands of US$ except for number of shares and per share data)	2020	2021
Cash and cash equivalents	3,332	133
Amounts due from subsidiaries and former VIEs (note a)	123,337	126,536
Others	358	8
Total assets	127,027	126,677

Accounts payable, accrued expenses and other liabilities	1,078	1,188
Deficit in subsidiaries and former VIEs	65,346	101,138
Others	321	262
Amounts due to subsidiaries and former VIEs (note a)	3,888	3,997
Total liabilities	70,633	106,585
Total shareholders’ (deficit)/equity	56,394	20,092

Condensed Statement of Cash Flows of the Parent Company

Condensed statement of cash flows of the parent company

	Years ended December 31,
(Amounts expressed in thousands of US$ except for number of shares and per share data)	2019	2020	2021
Cash flows from operating activities
Net cash used in operating activities (note a)	(572)	(1,514)	(1,483)
Cash flows from investing activities
Intercompany fund transfers	(4,712)	(38,598)	(3,000)
Net cash used in investing activities (note a)	(4,712)	(38,598)	(3,000)
Cash flows from financing activities
Proceeds from initial public offering, net of issuance costs	—	29,904	—
Proceeds from exercise of share options	—	—	1,284
Net cash generated from financing activities	—	29,904	1,284
Decrease in cash, cash equivalents and restricted cash	(5,284)	(10,208)	(3,199)
Cash, cash equivalents and restricted cash at beginning of year	18,824	13,540	3,332
Cash, cash equivalents and restricted cash at end of year	13,540	3,332	133

Note (a):

The condensed financial information of the Company for the year ended December 31, 2019 and 2020 has been revised to (i) reflect a reclassification adjustment on the presentation of cash flows between the Company and its subsidiaries within the Group. Such cash flows were previously inappropriately presented under the operating activities of the condensed financial information of the Company. The condensed financial information has been revised to properly reflect the cash flows from the Company to its subsidiaries as the investing activities amounted to US$4.7 million and US$38.6 million in FY19 and FY20, respectively; and (ii) reflect a reclassification adjustment on the presentation of the amount due from entities within the Group from current to non-current in nature amounted to US$123.3 million in FY20 and the amount due to entities within the Group from current to non-current in nature amounted to US$3.9 million in FY20. Management considered the revision is immaterial, the impact of the revision was eliminated in consolidation, and there is no impact on the previously reported consolidated financial position, results of operations or cash flows.